Feb. 01, 2018

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated June 20, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on June 19, 2018, Systematic Financial Management, L.P. (“Systematic”) was removed as co-subadviser to the MassMutual Select Mid-Cap Value Fund. All references to Systematic in the Prospectus and Summary Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE